Expense Example - Princeton Alternative Premium Fund	Aug. 25, 2025 USD ($)
Princeton Alternative Premium Fund Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 750
Expense Example, with Redemption, 3 Years	2,896
Expense Example, with Redemption, 5 Years	4,759
Expense Example, with Redemption, 10 Years	8,411
Princeton Alternative Premium Fund Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	2,646
Expense Example, with Redemption, 5 Years	4,684
Expense Example, with Redemption, 10 Years	8,570
Princeton Alternative Premium Fund Class I shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	2,401
Expense Example, with Redemption, 5 Years	4,356
Expense Example, with Redemption, 10 Years	$ 8,223